      As filed with the Securities and Exchange Commission on July 7, 1998

                           Registration No. 333-02381

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No.                                         [ ]
                                     --------

         Post-Effective Amendment No.    8                                   [X]
                                      -------

                                     and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               [X]

         Amendment No.   10                                                  [X]
                       ------

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                   Hartford Plaza, Hartford, Connecticut 06115
                    (Address of Principal Executive Offices)
Registrant's Telephone Number Including Area Code: (860) 297-6443
                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed the Rule 24f-2 Notice for its fiscal year ended December 31, 1997 with the Securities and Exchange Commission on March 30, 1998.

It is proposed that this filing will become effective (check appropriate box).
      Immediately upon filing pursuant to paragraph (b)
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  X   On July 13, 1998 pursuant to paragraph (b) of Rule 485
-----    -------------

      60 days after filing pursuant to paragraph (a)(1) of Rule 485
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      On pursuant to paragraph (a)(1)of Rule 485
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      75 days after filing pursuant to paragraph (a)(2) of Rule 485
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      On               pursuant to paragraph (a)(2) of Rule 485
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

                         THE HARTFORD MUTUAL FUNDS, INC.

                                INTRODUCTORY NOTE

     This post-effective amendment number 8 is being filed for the purpose of including one exhibit and to supplement or amend certain portions of the prospectuses and combined statement of additional information filed as part of post-effective amendment number 7. Except for the amended or supplemented portions of the prospectuses contained in this filing, the prospectuses and combined statement of additional information filed with post-effective amendment number 7 are incorporated herein by reference.

     The following language replaces Note 5 to the Investor Expenses table of the Class A, B and C prospectus filed as part of post-effective amendment number 7:

     (5) The Hartford Financial Services Group, Inc. ("The Hartford"), the ultimate parent company of the Hartford Investment Financial Services Company ("HIFSCO"), has voluntarily agreed to limit the Total Operating Expenses of the Class A, Class B and Class C shares of each Fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses, until at least April 30, 1999. This policy may be discontinued at any time after such date. In the absence of such an agreement, the Other Expenses for the Class A, Class B and Class C shares of the following Funds for the most recent fiscal year would have been: Small Company Fund, 0.62%, 0.68% and 0.73%; Capital Appreciation Fund, 0.54%, 0.58% and 0.64%; MidCap Fund, 0.54%, 0.58% and 0.64%; International Opportunities Fund, 1.10%, 1.18% and 1.23%; Stock Fund, 0.54%, 0.58% and 0.63%; Growth and Income Fund, 0.52%, 0.59% and 0.65%; Dividend and Growth Fund, 0.54%, 0.59% and
          0.65%; Advisers Fund, 0.50%, 0.56% and 0.62%; Bond Income Strategy Fund, 0.49%, 0.54% and 0.59%; and Money Market Fund, 0.43%, 2.13% and
          2.18%; respectively, and the Total Operating Expenses of such Funds would have been: Small Company Fund, 1.82%, 2.53% and 2.58%; Capital Appreciation Fund, 1.69%, 2.38% and 2.44%; MidCap Fund, 1.74%, 2.43%
          and 2.49%; International Opportunities Fund, 2.30%, 3.03% and 3.08%; Stock Fund, 1.69%, 2.38% and 2.43%; Growth and Income Fund, 1.67%, 2.39% and 2.45%; Dividend and Growth Fund, 1.64%, 2.34% and 2.40%;
          Advisers Fund, 1.60%, 2.31% and 2.37%; Bond Income Strategy Fund, 1.49%, 2.19% and 2.24%; and Money Market Fund, 1.28%, 3.63% and 3.68%;
          respectively.

     The following language replaces the first paragraph under Prior Performance of Similar Funds in the Class A, B and C and Class Y prospectuses:

          Because the Funds commenced operations in July, 1996 they have limited operating history and performance. However, the Capital Appreciation Fund, International Opportunities Fund, Stock Fund, Dividend and Growth Fund and Advisers Fund are modeled after existing funds (the "HLS Funds") that are managed by HIMCO or Wellington Management and have investment objectives, policies and strategies substantially similar to the corresponding Funds. The HLS Funds are used as investment vehicles for the assets of variable annuity and variable life insurance contracts issued by The Hartford affiliates.

                         THE HARTFORD MUTUAL FUNDS, INC.
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits.

              (a) Financial Statements for each Fund in operation as of the date shown.

    In Part A:    Financial Highlights for each Fund
    In Part B:    Statement of Net Assets as of December 31, 1997 for each Fund
                  Statement of Operations for the fiscal year ended December 31,
                    1997 for each Fund
                  Statement of Changes in Net Assets for the fiscal year ended
                    December 31, 1997 and for the period from July 1, 1996 through December 31, 1996 for each Fund



    (b)   Exhibits
    1.    Articles of Incorporation(a)
    2.    By-Laws(a)
    3.    Not Applicable
    5.    Form of Investment Advisory Agreement(a)
    5.1   Form of Sub-Advisory Agreement(a)
    5.2 Investment Management Agreement with Hartford Investment Financial Services Company(c)
    5.3   Investment Sub-Advisory Agreement with Wellington Management
            Company LLP(c)
    5.4 Investment Services Agreement with Hartford Investment Management Company(c)
    5.5   Form of Amendment Number 1 to Investment Management Agreement(d)
    5.6 Form of Amendment Number 1 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP(d)
    5.7   Form of Amendment Number 2 to Investment Management Agreement(e)
    5.8 Form of Amendment Number 2 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP(e)
    6.    Form of Principal Underwriting Agreement(a)
    6.1   Form of Dealer Agreement with the Distributor(b)

--------------------
(a) Filed with Registrant's Initial Registration Statement on April 9, 1996.
(b) Filed with Registrant's Pre-Effective Amendment #1 on June 27, 1996.
(c) Filed with Registrant's Post-Effective Amendment #3 on June 20, 1997.
(d) Filed with Registrant's Post-Effective Amendment #4 on October 16, 1997.
(e) Filed with Registrant's Post-Effective Amendment #5 on February 6, 1998.
(f) Incorporated by reference to Registrant's filing pursuant to Rule 30d-1 under the Investment Company Act of 1940.
(g) Filed with Registrant's Post-Effective Amendment #6 on April 24, 1998.
(h) Filed with Registrant's Post-Effective Amendment #7 on May 13, 1998.

    6.2   Form of Amendment Number 1 to Principal Underwriting Agreement(d)
    6.3   Form of Amendment Number 2 to Principal Underwriting Agreement(e)
    7.    Not Applicable
    8.    Form of Custodian Agreement(b)
    8.1   Form of Amendment Number 1 to Custodian Agreement(d)
    8.2   Form of Amendment Number 2 to Custodian Agreement(e)
    9.    Form of Transfer Agency and Service Agreement(b)
    9.1   Form of Amendment Number 1 to Transfer Agency and Service Agreement(d)
    9.2   Form of Amendment Number 2 to Transfer Agency and Service Agreement(e)
    9.3   Form of Amendment Number 3 to Transfer Agency and Service Agreement(h)
    10.   Opinion and Consent of Counsel(h)
    11.   Consent of Independent Public Accountants (filed herewith)
    12.   1997 Annual Report to Shareholders' Financial Statements(f)
    13.   Not Applicable
    14.   Not Applicable
    15.   Form of Rule 12b-1 Distribution Plan for Class A Shares(a)
    15.1  Form of Rule 12b-1 Distribution Plan for Class B Shares(a)
    15.2  Form of Rule 12b-1 Distribution Plan for Class C Shares(h)
    15.3  Form of Amended Rule 12b-1 Distribution Plan for Class A Shares(d)
    15.4  Form of Amended Rule 12b-1 Distribution Plan for Class B Shares(d)
    15.5 Form of Amendment Number 1 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares(e)
    15.6 Form of Amendment Number 1 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares(e)
    16.   Not Applicable
    17.   Not Applicable
    18.   Form of Rule 18f-3 Plan(a)
    18.1  Form of Amended Rule 18f-3 Plan(d)
    18.2  Form of Amendment Number 1 to Amended and Restated Rule 18f-3 Plan(e)
    18.3  Form of Amended and Restated Rule 18f-3 Plan to Add Class C Shares(h)
    19.   Powers of Attorney(g)
    27.   Financial Data Schedules(g)

Item 25.  Persons Controlled by or Under Common Control with Registrant.

     Inapplicable

Item 26.  Number of Record Holders by Class of Securities as of May 29, 1998.

FUND NAME                                         CLASS A      CLASS B   CLASS Y
---------                                         -------      -------   -------
The Hartford Small Company Fund                    2,274        1,189       80
The Hartford Capital Appreciation Fund            23,245       24,842      592
The Hartford International Opportunities Fund      1,634          888       61
The Hartford MidCap Fund                             772          372        2
The Hartford Stock Fund                            6,256        6,929       68
The Hartford Growth and Income Fund                   17            4        1
The Hartford Dividend and Growth Fund              5,374        5,589       58
The Hartford Advisers Fund                         4,196        5,022       59

The Hartford Bond Income Strategy Fund               314          277        5
The Hartford Money Market Fund                     1,184          360        5
                                                  ------          ---        -
Total Number of Record Holders by Class           45,266       45,472      931
                                                  ======       ======      ===


Item 27.  Indemnification.

     Reference is made to Article V of the Articles of Incorporation filed with Registrant's Initial Registration Statement on April 9, 1996.

Item 28.  Business and Other Connections of Investment Adviser.

     Hartford Investment Financial Services Company serves as investment adviser to each of the portfolios included in this Registration Statement.

                    Position with Hartford
                    Investment Financial
Name                Services Company               Other Business
----                ----------------               --------------
Lowndes A. Smith    President                      President of Hartford Life, Inc.

Thomas M. Marra     Executive Vice                 Executive Vice President of
                    President-Sales and            Hartford Life, Inc.
                    Distribution

Joseph H. Gareau    Executive Vice                 President and Director of The
                    President-Investments          Hartford Investment Management
                                                   Company ("HIMCO") and HL
                                                   Investment Advisors, Inc. ("HL
                                                   Advisors")

Peter W. Cummins    Vice President-Sales and       Senior Vice President of
                    Distribution                   Hartford Life, Inc.

Andrew W. Kohnke    Vice President-Investments     Managing Director and Director
                                                   of HIMCO and HL Advisors

David N. Levenson   Vice President                 Assistant Vice President of
                                                   Hartford Life, Inc.

George R. Jay       Controller                     Director and Secretary, Life
                                                   Controllers of Hartford Life, Inc.

Edmund V. Mahoney   Chief Compliance Officer       Vice President of HIMCO

Lynda Godkin        General Counsel and Secretary  Senior Vice President and General
                                                   Counsel of Hartford Life, Inc.

Item 29.  Principal Underwriters

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

  Hartford Life Insurance
        Company
                               DC Variable Account I
                               Separate Account Two (DC Variable Account II) Separate Account Two (Variable Account "A") Separate Account Two (QP Variable Account) Separate Account Two (NQ Variable Account) Putnam Capital Manager Trust Separate Account Separate Account One
                               Separate Account Two
                               Separate Account Three
                               Separate Account Five

  Hartford Life and Annuity
    Insurance Company          Separate Account One
                               Separate Account Three
                               Separate Account Five
                               Separate Account Six
                               Putnam Capital Manager Trust Separate Account Two

  American Maturity Life
    Insurance Company          Separate Account American Maturity Life Variable
                               Annuity

The Directors and principal officers of HSD and their position with the Registrant are as follows:

                                                               Position or Office
    Name*                           HSD                         with Registrant
    -----                           ---                         ---------------

Peter Cummins             Senior Vice-President               Vice President
Lynda Godkin              Senior Vice President, General      None
                          Counsel and Corporate Secretary
John P. Ginnetti          Executive Vice President            Vice President
George Jay                Controller & Fin. Principal         Controller & Treasurer
Stephen T. Joyce          Asst. Secretary                     None
Glen J. Kvadus            Asst. Secretary                     None
Thomas M. Marra           Exec. Vice-Pres.                    Vice President
Paul Eugene Olson         Supv. Registered Principal          None
Edward M. Ryan, Jr.       Asst. Secretary                     None

Lowndes A. Smith          President and CEO                   Chairman
Donald W. Waggaman, Jr.   Treasurer                           None

     *Principal business address is P.O. Box 2999, Hartford, CT 06104-2999

Item 30.  Location of Accounts and Records.

     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 224 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, MA 02184. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 31.  Management Services

     Not Applicable

Item 32.  Undertakings.

          (a)  Not Applicable

          (b)  Not Applicable

          (c) The Company will furnish each person to whom a prospectus is delivered with a copy of the Company's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, as it relates to the assistance to be rendered to shareholders with respect to the call of a meeting to replace a director.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 7th day of July, 1998.

                                        THE HARTFORD MUTUAL FUNDS, INC.


                                        By:            *
                                            ------------------------------------
                                              Joseph H. Gareau
                                              Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                           TITLE                              DATE
---------                           -----                              ----


               *                  President                        July 7, 1998
-----------------------------     (Chief Executive Officer
Joseph H. Gareau                  & Director)


               *                  Controller & Treasurer           July 7, 1998
-----------------------------     (Chief Accounting Officer and
George R. Jay                     Chief Financial Officer)

               *                  Director                         July 7, 1998
-----------------------------
Joseph A. Biernat

               *                  Director                         July 7, 1998
-----------------------------
Winifred E. Coleman

               *                  Director                         July 7, 1998
-----------------------------
William A. O'Neill

               *                  Director                         July 7, 1998
-----------------------------
Millard H. Pryor, Jr.

               *                  Director                         July 7, 1998
-----------------------------
Lowndes A. Smith

              *                   Director                         July 7, 1998
----------------------------
John K. Springer

/s/ Kevin J. Carr                                                  July 7, 1998
----------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.
-----------

11                Consent of Independent Public Accountants